Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Income Taxes
Income Taxes

7. Income Taxes

The Company’s effective income tax rate for the six months ended June 30, 2024 and 2023 was (0.6)% and (1.1)%, respectively. The Company evaluates its effective income tax rate at each interim period and adjust it as facts and circumstances warrant. The difference between income taxes computed at the Japanese statutory rate and reported income taxes for the six months ended June 30, 2024 and 2023 was primarily related to the impact of the valuation allowance and inhabitant tax-per capita.

At June 30, 2024 and December 31, 2023, current unrecognized tax benefit is not material in amount. The Company is not expecting the amount of unrecognized tax benefits to materially change within the next 12 months after June 30, 2024.

11.  Income Taxes

The following table shows a summary of income taxes for the years ended December 31, 2023, 2022 and 2021:

	Thousands of Yen
	2023	2022	2021
	Total	Total	Total
Income (loss) before income taxes	¥20,622	¥179,774	¥(414,481)
Income taxes
Current	7,209	30,809	24,767
Deferred	(101,636)	―	551,483
Total	¥(94,427)	¥30,809	¥576,250

Parent and its subsidiaries are subject to a number of taxes based on income, in the aggregate resulted in an effective statutory rate of approximately 34.6% for the year ended December 31, 2023 and 30.6% for the years ended December 31, 2022 and 2021.

A reconciliation of the differences between the effective income tax rates reflected in the accompanying consolidated statements of operation and Japanese statutory tax rates for the years ended December 31, 2023, 2022 and 2021 is as follows:

	2023	2022	2021
Statutory tax rate	34.6%	30.6%	30.6%
Increases (reductions) in taxes due to:
Change in valuation allowance	1709.3	(32.7)	(155.9)
Nondeductible expenses	18.8	―	(1.1)
Inhabitant tax-per capita*	35.0	―	(3.9)
Stock-based compensation	―	―	(14.5)
Use of operating loss carryforwards	(1807.5)	―	3.9
Change in statutory tax rate	(448.1)	―	―
Other-net	0.0	19.2	1.9
Effective income tax rate	(457.9)%	17.1%	(139.0)%
*

Inhabitants tax is imposed on resident corporations in Japan. It consists of the corporation tax calculated as a percentage of national corporation tax and the per capita levy determined based on capital and the number of employees. For the year ended December 31, 2021, the impact of inhabitant tax per capita on the effective tax rate decreased due to fluctuation of (loss) income before income taxes.

The tax effects of the major items of temporary differences giving rise to the deferred tax assets and liabilities as of December 31, 2023, 2022 and 2021 are as follows:

	Thousands of Yen
	2023	2022		2021
Deferred tax assets:
Accounts receivable-trade	¥15,234		¥69,203		¥13,485
Provision for bad debt	42,338		16,871		50,551
Goodwill	―		6,351		―
Accrued Vacation	22,624		17,520		―
Asset retirement obligation	119,049		82,506		91,552
Operating lease liability	725,716		591,108		576,867
Operating loss carryforwards	689,210		717,011		716,518
Other	52,553		54,244		69,603
Gross deferred tax assets	1,666,724		1,554,814		1,518,576
Valuation allowance	(662,100)		(712,685)		(771,441)
Total deferred tax assets	1,004,624		842,129		747,135

Deferred tax liabilities:
Property and equipment	(67,454)		(51,925)		(65,590)
Goodwill	(34,070)		―		(15,018)
Intangible assets	(78,137)		(142,789)		(101,025)
Right-of-use asset - operating lease	(722,724)		(558,538)		(558,538)
Acquisition Costs	―		(20,003)		―
Other	(604)		(68,874)		(6,964)
Total deferred tax liabilities	(902,988)		(842,129)		(747,135)
Net deferred tax assets	¥101,636	¥	―	¥	―

Valuation allowance for deferred tax assets have decreased by ¥50,585 thousand, ¥58,756 thousand and increased by ¥646,065 thousand for the years ended December 31, 2023, 2022 and 2021, respectively.

Based on the level of historical taxable income and projections for future taxable income over the periods which the net deductible temporary differences are expected to reverse, the Company believes it is more likely than not that the Company will realize the benefits of these tax assets, net of valuation allowance, at December 31, 2023.

At December 31, 2023, the Company had operating loss carryforwards of ¥1,992,512 thousand, which are available to offset future taxable income. These carryforwards are scheduled to expire as follows:

Operating loss
carryforwards
(Thousands of Yen)
Years ending December 31:
Between 2024 and 2027	¥ ―
Between 2028 and 2031	511,939
2032 and thereafter	1,480,573
Total	¥1,992,512

The Company does not recognize any deferred tax liabilities for undistributed earnings of domestic subsidiaries since dividends from these subsidiaries are not subject to taxation under Japanese tax law.

At December 31, 2023, 2022 and 2021, current unrecognized tax benefit is not material in amount. Even in the next twelve months after the end of 2023, it is unlikely that the total amount would change dramatically.

The penalties and interest expenses related to income taxes are recognized in the consolidated statements of operation for the years ended December 31, 2023, 2022 and 2021, however, the amounts are immaterial.

In 2023, the Company underwent examination by the tax authorities. The tax authorities routinely challenge certain deductions and credits reported by the Company on its income tax returns. In November 2023, the tax authorities concluded examinations, which did not have a material impact to the Company’s consolidated financial statements.

Parent and its subsidiaries are subject to taxation in Japan and in the local Japanese governments where the Company’s salons or offices are located. As of December 31, 2023, the fiscal year ending December 31, 2018 and subsequent years remain open to examination by the tax authority (National Tax Agency and Tokyo Metropolitan Government).